Commitments and Contigencies (Details) - Schedule of Company’s Contractual Obligations	Dec. 31, 2023 USD ($)
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Total	$ 5,591,244
Less than 1 year [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Less than 1 year	5,560,961
1-3 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, 1-3 years	30,283
3-5 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligation, 3-5 years
More than 5 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, More than 5 years
Operating lease commitment [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Total	203,844
Operating lease commitment [Member] | Less than 1 year [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Less than 1 year	173,561
Operating lease commitment [Member] | 1-3 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, 1-3 years	30,283
Operating lease commitment [Member] | 3-5 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligation, 3-5 years
Operating lease commitment [Member] | More than 5 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, More than 5 years
Repayment of bank loans [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Total	5,387,400
Repayment of bank loans [Member] | Less than 1 year [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, Less than 1 year	5,387,400
Repayment of bank loans [Member] | 1-3 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, 1-3 years
Repayment of bank loans [Member] | 3-5 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligation, 3-5 years
Repayment of bank loans [Member] | More than 5 years [Member]
Schedule of Company’s Contractual Obligations [Line Items]
Contractual Obligations, More than 5 years